CERTIFICATION


     Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies as follows:

     1. This filing is made on behalf of Janus Investment Fund. Registrant's 1933 Act No. is 2-34393 and Registrant's 1940 Act No. is 811-1879.

     2. There are no changes to the Prospectuses and Statements of Additional Information from the forms of the Prospectuses and Statements of Additional Information that were filed in Post-Effective Amendment No. 80 ("PEA No. 80") on February 14, 1997, pursuant to Rule 485(b) of the 1933 Act for the following funds:

          Janus Fund
          Janus Enterprise Fund
          Janus Mercury Fund
          Janus Olympus Fund
          Janus Overseas Fund
          Janus Twenty Fund
          Janus Venture Fund
          Janus Worldwide Fund
          Janus Balanced Fund
          Janus Equity Income Fund
          Janus Growth and Income Fund
          Janus Flexible Income Fund
          Janus High-Yield Fund
          Janus Federal Tax-Exempt Fund
          Janus Short-Term Bond Fund
          Janus Money Market Fund-Investor Shares
          Janus Government Money Market Fund-Investor Shares Janus Tax-Exempt Money Market Fund-Investor Shares Janus Money Market Fund-Institutional Shares
          Janus Government Money Market Fund-Institutional Shares Janus Tax-Exempt Money Market Fund-Institutional Shares Janus Money Market Fund-Service Shares
          Janus Government Money Market Fund-Service Shares
          Janus Tax-Exempt Money Market Fund-Service Shares (collectively, the "Funds")

     3.   The text of PEA No. 80 has been filed electronically.


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     DATED:  February 19, 1997

                                        JANUS INVESTMENT FUND
                                        on behalf of the Funds



                                        By:  /s/ Kelley Abbott Howes
                                             Kelley Abbott Howes
                                             Secretary